Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Advantus Strategic Dividend Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Advantus Strategic Dividend Income Fund (the “Fund”) seeks above average income and long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with reduced volatility compared to broader equity markets, as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal period from September 12, 2012 (the Fund’s inception date) through August 31, 2013, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment does not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund's statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Adviser primarily invests in dividend-paying equity securities, including common and preferred stocks of utilities, infrastructure-related, real estate-related and other companies.  Typically, the Adviser allocates 50% or more of the Fund’s total assets to real estate securities (“Real Estate Securities”).  The Fund also may invest up to 25% of its total assets in the securities of master limited partnerships (“MLPs”).  In addition, the Adviser may invest in exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), Treasury inflation-protected securities (“TIPS”), and futures and may write covered calls to manage inflation or volatility, increase income, or gain market exposure, among other purposes.

ETNs are debt obligations typically issued by investment banks that are traded on exchanges and whose returns are linked to the performance of market indices.

TIPS are bonds issued by the U.S. Treasury.  The value of the bond’s principal is adjusted to track changes in the Consumer Price Index for all Urban Consumers before seasonal adjustment (calculated by the Bureau of Labor Statistics) (“CPI”).  Because the interest rate on TIPS is fixed and is paid on the adjusted principal, interest payments will also rise with inflation and fall with deflation.  Upon maturity, TIPS return the greater of the original principal or the original principal plus any inflation adjustments since the bond was issued.

Real Estate Securities include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate and securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real Estate Securities also include securities issued by Real Estate Investment Trusts (“REITs”) or Real Estate Operating Companies (“REOCs”) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs and that receives favorable tax treatment provided it meets certain conditions, including the requirement that it distributes at least 90% of its taxable income.  A REOC is a corporation that is similar to a REIT, except that a REOC has not taken the REIT tax election and therefore does not have a requirement to distribute any of its taxable income.  REOCs are also more flexible than REITs in terms of what types of real estate investments they can make. The Fund does not invest directly in real estate.

MLPs are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. MLPs trade on national securities exchanges exactly like the shares of a corporation, without entity level taxation.  MLPs typically distribute income quarterly and have potential for capital appreciation to the extent that they experience growth in cash flow or earnings or increases in valuations.

The Fund may invest in companies of any size capitalization. In selecting securities, the Fund’s Adviser considers factors such as a company’s dividend payments, financial condition, financial performance, quality of management, policies and strategies, business plans and competitive market condition.  The Adviser expects that the Fund’s turnover will range from 30% to 50% under normal market conditions.

The Fund may invest in securities of foreign issuers which are not U.S. dollar denominated or traded in the U.S., but in no event may such investments, when aggregated with its other investments in foreign securities, exceed more than 30% of its total assets.

At the discretion of the Adviser, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions and to retain flexibility in meeting redemptions and paying expenses, which may result in the Fund not achieving its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Concentration Risk.  The Fund’s strategy of focusing its investments in Real Estate Securities (including REITs and REOCs) and a limited number of other industries means that the performance of the Fund will be closely tied to the performance of those industries. The Fund’s concentrated focus presents more risk than if it were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with any investment focus is that the Fund may be adversely affected if one or two of its investments perform poorly.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Foreign Securities Risk.  Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements and market practices, including fluctuations in foreign currencies.

Preferred Stock Risk.  A preferred stock is a blend of the characteristics of a bond and common stock.  It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

Real Estate Securities Risk.  The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Also, the value of a Real Estate Security (including REITs and REOCs) can be diminished by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of a real estate investment trust.

MLP Risk.  MLPs are subject to many risks.  Holders of MLPs have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP. Holders of MLPs are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them.  In addition, the value of the Fund’s investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes.  Furthermore, MLPs may not be as liquid as other more commonly traded equity securities.  The value of MLPs that are regulated by the Federal Energy Regulatory Commission (“FERC”) may also be negatively impacted by regulatory action taken by and regulatory requirements of FERC.

ETF Risk.  The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market.  It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances.  In addition, ETFs have management and other expenses.  The Fund will bear its pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.

Exchange-Traded Note Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, ETNs are unsecured debt of the issuer and would lose value if the issuer goes bankrupt.

TIPS Risk.  Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives.  In addition, TIPS are subject to credit risk, interest rate risk and duration risk.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  Interest rate risk is the risk that the value of debt securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities).  Duration risk is the risk that holding long duration and long maturity investments will magnify certain other risks, including interest rate risk and credit risk.

Call Option Risk.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  If the Fund writes a covered call option, during the option’s life the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.

New Fund Risk.  The Fund has limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

Futures Contracts Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Until such time, inception-to-date performance information as of the end of most recently completed calendar quarter is available in the Fund section of the Adviser’s website at www.advantuscapital.com or by calling the Fund toll-free at 855-824-1355.  Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of the S&P 500 Index, a broad measure of market performance, as well as the Advantus SDI Benchmark, a custom benchmark that is aligned with the Fund’s Principal Investment Strategy and is comprised of the following existing industry benchmarks: 54% Wilshire Real Estate Securities Index; 12% S&P 500 Utilities Index; 12% Alerian MLP Total Return Index;12% Barclay's Capital US Government Inflation Linked Bond Index; and 10% Wells Fargo Hybrid & Preferred REIT Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for certain periods compare with those of the S&P 500 Index, a broad measure of market performance, as well as the Advantus SDI Benchmark, a custom benchmark that is aligned with the Fund's Principal Investment Strategy and is comprised of the following existing industry benchmarks: 54% Wilshire Real Estate Securities Index; 12% S&P 500 Utilities Index; 12% Alerian MLP Total Return Index;12% Barclay's Capital US Government Inflation Linked Bond Index; and 10% Wells Fargo Hybrid & Preferred REIT Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	the Advantus SDI Benchmark, a custom benchmark that is aligned with the Fund's Principal Investment Strategy and is comprised of the following existing industry benchmarks: 54% Wilshire Real Estate Securities Index; 12% S&P 500 Utilities Index; 12% Alerian MLP Total Return Index;12% Barclay's Capital US Government Inflation Linked Bond Index; and 10% Wells Fargo Hybrid & Preferred REIT Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-824-1355
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advantuscapital.com
Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense (Reimbursement)/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment	rr_NetExpensesOverAssets	0.96%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	364
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	650
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,465

[1]	Advantus Capital Management, Inc. (the "Adviser" or "Advantus") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes and extraordinary expenses) do not exceed 0.95% of the Fund's average daily net assets. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement is in effect through December 31, 2015 but may be terminated at any time after December 31, 2014 upon 60 days' written notice by either the Trust or the Adviser. The Trust's Board of Trustees (the "Board of Trustees") must consent to the termination of the Operating Expense Limitation Agreement by the Adviser after December 31, 2014, which consent shall not be unreasonably withheld.
[2]	The Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment does not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund's statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.